Financial instruments	12 Months Ended
Dec. 31, 2021
Financial instruments
36 Financial instruments
The disclosure of the Group’s financial instruments includes the following sections:
■ Concentration of credit risk;
■ Fair value measurement (including fair value hierarchy, level 3 reconciliation; transfers in and out of level 3; quantitative disclosures of valuation techniques; and qualitative discussion of significant unobservable inputs);
■ Investments measured at NAV per share;
■ Fair value option; and
■ Financial instruments not carried at fair value.
Concentration of credit risk
Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.
The Group has in place a credit risk appetite framework which provides for the oversight and control of concentrations of credit exposures by single name, product, industry, and country. The Group Credit Portfolio Management function under the Global Chief Credit Officer is responsible for monitoring the portfolio and assessing compliance with the framework and the portfolio limits and controls in place. Credit risk concentrations are identified and measured using a range of quantitative tools and metrics and are reported to the Credit Risk Appetite Committee on a monthly basis. The Group Credit Portfolio Management function performs portfolio reviews and detailed analyses of selected segments of the portfolio which are presented to the Credit Risk Appetite Committee and to other governance forums, including the Executive Board Risk Management Committee and the Board’s Risk Committee, where appropriate.
From an industry point of view, the combined credit exposure of the Group is diversified. A substantial portion of the credit exposure is with individual clients, particularly through residential mortgages in Switzerland, corporate credit exposures and lombard lending arrangements, or relates to derivative and other financial transactions with financial institutions. In both cases, the customer base is extensive and the number and variety of transactions are broad. For transactions with financial institutions and corporations, the business is also geographically diverse, with operations focused in the Americas, Europe and, to a lesser extent, Asia Pacific.
Fair value measurement
A significant portion of the Group’s financial instruments is carried at fair value. Deterioration of financial markets could significantly impact the fair value of these financial instruments and the results of operations.
The fair value of the majority of the Group’s financial instruments is based on quoted prices in active markets or observable inputs. These instruments include government and agency securities, certain short-term borrowings, most investment grade corporate debt, certain high yield debt securities, exchange-traded and certain OTC derivatives and most listed equity securities.
In addition, the Group holds financial instruments for which no prices are available and which have few or no observable inputs. For these instruments, the determination of fair value requires subjective assessment and judgment, depending on liquidity, pricing assumptions, the current economic and competitive environment and the risks affecting the specific instrument. In such circumstances, valuation is determined based on management’s own judgments about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. These instruments include certain OTC derivatives, including interest rate, foreign exchange, equity and credit derivatives, certain corporate equity-linked securities, mortgage-related securities, private equity investments and certain loans and credit products, including leveraged finance, certain syndicated loans and certain high yield bonds, and life finance instruments. The fair value measurement disclosures exclude derivative transactions that are daily settled.
The fair value of financial instruments is impacted by factors such as benchmark interest rates, prices of financial instruments issued by third parties, commodity prices, foreign exchange rates and index prices or rates. In addition, valuation adjustments are an integral part of the valuation process when market prices are not indicative of the credit quality of a counterparty, and are applied to both OTC derivatives and debt instruments. The impact of changes in a counterparty’s credit spreads (known as credit valuation adjustments) is considered when measuring the fair value of assets, and the impact of changes in the Group’s own credit spreads (known as debit valuation adjustments) is considered when measuring the fair value of its liabilities. For OTC derivatives, the impact of changes in both the Group’s and the counterparty’s credit standing is considered when measuring their fair value, based on current CDS prices. The adjustments also take into account contractual factors designed to reduce the Group’s credit exposure to a counterparty, such as collateral held and master netting agreements. For hybrid debt instruments with embedded derivative features, the impact of changes in the Group’s credit standing is considered when measuring their fair value, based on current funded debt spreads.
US GAAP permits a reporting entity to measure the fair value of a group of financial assets and financial liabilities on the basis of the price that would be received to sell a net long position or paid to transfer a net short position for a particular risk exposure in an orderly transaction between market participants at the measurement date. As such, the Group continues to apply bid and offer adjustments to net portfolios of cash securities and/or derivative instruments to adjust the value of the net position from a mid-market price to the appropriate bid or offer level that would be realized under normal market conditions for the net long or net short position for a specific market risk. In addition, the Group reflects the net exposure to credit risk for its derivative instruments where the Group has legally enforceable agreements with its counterparties that mitigate credit risk exposure in the event of default.
Valuation adjustments are recorded in a reasonable and consistent manner that results in an allocation to the relevant disclosures in the notes to the financial statements as if the valuation adjustment had been allocated to the individual unit of account.
Fair value hierarchy
The levels of the fair value hierarchy are defined as follows:
■ Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.
■ Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current or price quotations vary substantially either over time or among market makers, or in which little information is publicly available; (iii) inputs other than quoted prices that are observable for the asset or liability; or (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.
■ Level 3: Inputs that are unobservable for the asset or liability. These inputs reflect the Group’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). These inputs are developed based on the best information available in the circumstances, which include the Group’s own data. The Group’s own data used to develop unobservable inputs is adjusted if information indicates that market participants would use different assumptions.
The Group records net open positions at bid prices if long, or at ask prices if short, unless the Group is a market maker in such positions, in which case mid-pricing is utilized. Fair value measurements are not adjusted for transaction costs.
Qualitative disclosures of valuation techniques
Overview
The Group has implemented and maintains a valuation control framework, which is supported by policies and procedures that define the principles for controlling the valuation of the Group’s financial instruments. Control functions such as Product Control and Risk Management review and approve significant valuation policies and procedures. The framework includes three main internal processes: (i) valuation governance; (ii) independent price verification and significant unobservable inputs review; and (iii) a cross-functional pricing model review. Through this framework, the Group determines the reasonableness of the fair value of its financial instruments.
On a monthly basis, meetings are held for each business line with senior representatives of the Front Office and Product Control to discuss independent price verification results, valuation adjustments, and other significant valuation issues. On a quarterly basis, a review of significant changes in the fair value of financial instruments is undertaken by Product Control and conclusions are reached regarding the reasonableness of those changes. Additionally, on a quarterly basis, meetings are held for each business line with senior representatives of the Front Office and control functions such as Product Control and Risk Management to discuss independent price verification results, valuation issues, business and market updates, as well as a review of significant changes in fair value from the prior quarter, significant unobservable inputs and prices used in valuation techniques, and valuation adjustments.
The valuation results are aggregated for reporting to the Valuation Risk Management Committee (VARMC) and the Audit Committee. The VARMC, which is comprised of Executive Board members and the heads of the business and control functions, meets to review and ratify valuation review conclusions, and to resolve significant valuation issues for the Group. Oversight of the valuation control framework is through specific and regular reporting on valuation directly to the Group’s Executive Board through the VARMC.
One of the key components of the governance process is the segregation of duties between the Front Office and Product Control. The Front Office is responsible for measuring inventory at fair value on a daily basis, while Product Control is responsible for independently reviewing and validating those valuations on a periodic basis. The Front Office values the inventory using, wherever possible, observable market data which may include executed transactions, dealer quotes or broker quotes for the same or similar instruments. Product Control validates this inventory using independently sourced data that also includes executed transactions, dealer quotes, and broker quotes.
In general, Product Control utilizes independent pricing service data as part of its review process. Independent pricing service data is analyzed to ensure that it is representative of fair value, including confirming that the data corresponds to executed transactions or executable broker quotes, review and assessment of contributors to ensure they are active market participants, review of statistical data and utilization of pricing challenges. The analysis also includes understanding the sources of the pricing service data and any models or assumptions used in determining the results. The purpose of the review is to judge the quality and reliability of the data for fair value measurement purposes and its appropriate level of usage within the Product Control independent valuation review.
For certain financial instruments the fair value is estimated in full or in part using valuation techniques based on assumptions that are not supported by market observable prices, rates or other inputs. In addition, there may be uncertainty about a valuation resulting from the choice of valuation technique or model used, the assumptions embedded in those models, the extent to which inputs are not market observable, or as a consequence of other elements affecting the valuation technique or model. Model calibration is performed when significant new market information becomes available or at a minimum on a quarterly basis as part of the business review of significant unobservable inputs for level 3 instruments. For models that have been deemed to be significant to the overall fair value of the financial instrument, model validation is performed as part of the periodic review of the related model.
The following information on the valuation techniques and significant unobservable inputs of the various financial instruments and the section “Uncertainty of fair value measurements at the reporting date from the use of significant unobservable inputs” should be read in conjunction with the tables “Assets and liabilities measured at fair value on a recurring basis”, “Quantitative information about level 3 assets measured at fair value on a recurring basis” and “Quantitative information about level 3 liabilities measured at fair value on a recurring basis”.
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements and securities sold under repurchase agreements are measured at fair value using discounted cash flow analysis. Future cash flows are discounted using observable market interest rate repurchase/resale curves for the applicable maturity and underlying collateral of the instruments. As such, the significant majority of both securities purchased under resale agreements and securities sold under repurchase agreements are included in level 2 of the fair value hierarchy. Structured resale and repurchase agreements include embedded derivatives, which are measured using the same techniques as described below for stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships. If the value of the embedded derivative is determined using significant unobservable inputs, those structured resale and repurchase agreements included are classified as level 3 in the fair value hierarchy. The significant unobservable input is funding spread.
Securities purchased under resale agreements are usually fully collateralized or over-collateralized by government securities, money market instruments, corporate bonds, or other debt instruments. In the event of counterparty default, the collateral service agreement provides the Group with the right to liquidate the collateral held.
Debt securities
Foreign governments
Foreign government debt securities typically have quoted prices in active markets and are mainly categorized as level 1 instruments. Valuations of foreign government debt securities for which market prices are not available are based on yields reflecting credit rating, historical performance, delinquencies, loss severity, the maturity of the security, recent transactions in the market or other modeling techniques, which may involve judgment. Those securities where the price or model inputs are observable in the market are categorized as level 2 instruments, while those securities where prices are not observable and significant model inputs are unobservable are categorized as level 3 of the fair value hierarchy.
Corporates
Corporate bonds are priced to reflect current market levels either through recent market transactions or broker or dealer quotes. Where a market price for the particular security is not directly available, valuations are obtained based on yields reflected by other instruments in the specific or similar entity’s capital structure and adjusting for differences in seniority and maturity, benchmarking to a comparable security where market data is available (taking into consideration differences in credit, liquidity and maturity), or through the application of cash flow modeling techniques utilizing observable inputs, such as current interest rate curves and observable CDS spreads. Significant unobservable inputs may include correlation and price. For securities using market comparable price, the differentiation between level 2 and level 3 is based upon the relative significance of any yield adjustments as well as the accuracy of the comparison characteristics (i.e., the observable comparable security may be in the same country but a different industry and may have a different seniority level – the lower the comparability the more likely the security will be level 3).
RMBS, CMBS and CDO securities
Fair values of RMBS, CMBS and CDO may be available through quoted prices, which are often based on the prices at which similarly structured and collateralized securities trade between dealers and to and from customers. Fair values of RMBS, CMBS and CDO for which there are significant unobservable inputs are valued using capitalization rate and discount rate. Price may not be observable for fair value measurement purposes for many reasons, such as the length of time since the last executed transaction for the related security, use of a price from a similar instrument, or use of a price from an indicative quote. Fair values determined by market comparable price may include discounted cash flow models using the inputs credit spread, default rate, discount rate, prepayment rate and loss severity. Prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness.
For most structured debt securities, determination of fair value requires subjective assessment depending on liquidity, ownership concentration, and the current economic and competitive environment. Valuation is determined based on the Front Office’s own assumptions about how market participants would price the asset. Collateralized bond and loan obligations are split into various structured tranches and each tranche is valued based upon its individual rating and the underlying collateral supporting the structure. Valuation models are used to value both cash and synthetic CDOs.
Equity securities
The majority of the Group’s positions in equity securities are traded on public stock exchanges for which quoted prices are readily and regularly available and are therefore categorized as level 1 instruments. Level 2 and level 3 equities include fund-linked products, convertible bonds or equity securities with restrictions that are not traded in active markets. Significant unobservable inputs may include earnings before interest, taxes, depreciation and amortization (EBITDA) multiple and market comparable price.
Derivatives
Derivatives held for trading purposes or used in hedge accounting relationships include both OTC and exchange-traded derivatives. The fair values of exchange-traded derivatives measured using observable exchange prices are included in level 1 of the fair value hierarchy. For exchange-traded derivatives where the volume of trading is low, the observable exchange prices may not be considered executable at the reporting date. These derivatives are valued in the same manner as similar observable OTC derivatives and are included in level 2 of the fair value hierarchy. If the similar OTC derivative used for valuing the exchange-traded derivative is not observable, the exchange-traded derivative is included in level 3 of the fair value hierarchy.
The fair values of OTC derivatives are determined on the basis of either industry standard models or internally developed proprietary models. Both model types use various observable and unobservable inputs in order to determine fair value. The inputs include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity because the required inputs are observable in the marketplace, while more complex derivatives may use unobservable inputs that rely on specific proprietary modeling assumptions. Where observable inputs (prices from exchanges, dealers, brokers or market consensus data providers) are not available, attempts are made to infer values from observable prices through model calibration (spot and forward rates, mean reversion, benchmark interest rate curves and volatility inputs for commonly traded option products). For inputs that cannot be derived from other sources, estimates from historical data may be made. OTC derivatives where the majority of the value is derived from market observable inputs are categorized as level 2 instruments, while those where the majority of the value is derived from unobservable inputs are categorized as level 3 of the fair value hierarchy.
The valuation of derivatives includes an adjustment for the cost of funding uncollateralized OTC derivatives.
Interest rate derivatives
OTC vanilla interest rate products, such as interest rate swaps, swaptions and caps and floors are valued by discounting the anticipated future cash flows. The future cash flows and discounting are derived from market standard yield curves and industry standard volatility inputs. Where applicable, exchange-traded prices are also used to value exchange-traded futures and options and can be used in yield curve construction. For more complex products, inputs include, but are not limited to basis spread, correlation, credit spread, prepayment rate and volatility skew.
Foreign exchange derivatives
Foreign exchange derivatives include vanilla products such as spot, forward and option contracts where the anticipated discounted future cash flows are determined from foreign exchange forward curves and industry standard optionality modeling techniques. Where applicable, exchange-traded prices are also used for futures and option prices. For more complex products inputs include, but are not limited to, contingent probability, correlation and prepayment rate.
Equity and index-related derivatives
Equity derivatives include a variety of products ranging from vanilla options and swaps to exotic structures with bespoke payoff profiles. The main inputs in the valuation of equity derivatives may include buyback probability, correlation, gap risk, price and volatility.
Generally, the interrelationship between the correlation and volatility is positively correlated.
Credit derivatives
Credit derivatives include index, single-name and multi-name CDS in addition to more complex structured credit products. Vanilla products are valued using industry standard models and inputs that are generally market observable including credit spread and recovery rate.
Complex structured credit derivatives are valued using proprietary models requiring inputs such as correlation, credit spread, funding spread, loss severity, prepayment rate and recovery rate. These inputs are generally implied from available market observable data.
Other trading assets
Other trading assets primarily include life settlement and premium finance instruments and RMBS loans. Life settlement and premium finance instruments are valued using proprietary models with several inputs. The significant unobservable inputs of the fair value for life settlement and premium finance instruments is the estimate of market implied life expectancy, while for RMBS loans it is market comparable price.
For life settlement and premium finance instruments, individual life expectancy rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual-specific multipliers are determined based on data from third-party life expectancy data providers, which examine the insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate.
For RMBS loans, the use of market comparable price varies depending upon each specific loan. For some loans, similar to unobservable RMBS securities, prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness. For other RMBS loans, the loans are categorized by specific characteristics, such as loan-to-value ratio, average account balance, loan type (single or multi-family), lien, seasoning, coupon, FICO score, locality, delinquency status, cash flow velocity, roll rates, loan purpose, occupancy, servicers advance agreement type, modification status, Federal Housing Administration insurance, property value and documentation quality. Loans with unobservable prices are put into consistent buckets which are then compared to market observable comparable prices in order to assess the reasonableness of those unobservable prices.
Other investments
Private equity funds, hedge funds and equity method investment funds
Equity method investment funds principally include equity investments in the form of a) direct investments in third-party hedge funds, private equity funds and funds of funds, b) equity method investments where the Group has the ability to significantly influence the operating and financial policies of the investee, and c) direct investments in non-marketable equity securities.
Direct investments in third-party hedge funds, private equity funds and funds of funds are measured at fair value based on their published NAVs as permitted by ASC Topic 820 – Fair Value Measurement. In some cases, NAVs may be adjusted where there is sufficient evidence that the NAV published by the investment manager is not in line with the fund’s observable market data, it is probable that the investment will be sold for an amount other than NAV or other circumstances exist that would require an adjustment to the published NAV. Although rarely adjusted, significant judgment is involved in making any adjustments to the published NAVs. The investments for which the fair value is measured using the NAV practical expedient are not categorized within the fair value hierarchy.
Direct investments in non-marketable equity securities consist of both real estate investments and non-real estate investments. Equity-method investments and direct investments in non-marketable equity securities are initially measured at their transaction price, as this is the best estimate of fair value. Thereafter, these investments are individually measured at fair value based upon a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. As a result, these investments are included in level 3 of the fair value hierarchy.
Life finance instruments
Life finance instruments include single premium immediate annuities (SPIA) and other premium finance instruments. Life finance instruments are valued in a similar manner as described for life settlement and premium finance instruments under the other trading assets section above.
Loans
The Group’s loan portfolio which is measured at fair value primarily consists of commercial and industrial loans and loans to financial institutions. Within these categories, loans measured at fair value include commercial loans, real estate loans, corporate loans, leverage finance loans and emerging market loans. Fair value is based on recent transactions and quoted prices, where available. Where recent transactions and quoted prices are not available, fair value may be determined by relative value benchmarking (which includes pricing based upon another position in the same capital structure, other comparable loan issues, generic industry credit spreads, implied credit spreads derived from CDS for the specific borrower, and enterprise valuations) or calculated based on the exit price of the collateral, based on current market conditions.
Both the funded and unfunded portion of revolving credit lines on the corporate lending portfolio are valued using a loan pricing model, which requires estimates of significant inputs including credit conversion factors, credit spreads, recovery rates and weighted average life of the loan. Significant unobservable inputs may include credit spread and price.
The Group’s other assets and liabilities include mortgage loans held in conjunction with securitization activities and assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The fair value of mortgage loans held in conjunction with securitization activities is determined on a whole-loan basis and is consistent with the valuation of RMBS loans discussed in “Other trading assets” above. Whole-loan valuations are calculated based on the exit price reflecting the current market conditions. The fair value of assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP are determined based on the quoted prices for securitized bonds, where available, or on cash flow analyses for securitized bonds, when quoted prices are not available. The fair value of the consolidated financial assets of RMBS and CMBS securitization vehicles, which qualify as collateralized financing entities, are measured on the basis of the more observable fair value of the VIEs’ financial liabilities.
Short-term borrowings and long-term debt
The Group’s short-term borrowings and long-term debt include structured notes (hybrid financial instruments that are both bifurcatable and non-bifurcatable) and vanilla debt. The fair value of structured notes is based on quoted prices, where available. When quoted prices are not available, fair value is determined by using a discounted cash flow model incorporating the Group’s credit spreads, the value of derivatives embedded in the debt and the residual term of the issuance based on call options. Derivatives structured into the issued debt are valued consistently with the Group’s stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships as discussed above. The fair value of structured debt is heavily influenced by the combined call options and performance of the underlying derivative returns. Significant unobservable inputs for short-term borrowings and long-term debt include buyback probability, correlation, credit spread, gap risk, mean reversion, price, recovery rate and volatility.
Generally, the interrelationships between correlation, credit spread, gap risk and volatility inputs are positively correlated.
Other liabilities
Failed sales
These liabilities represent the financing of assets that did not achieve sale accounting treatment under US GAAP. Failed sales are valued in a manner consistent with the related underlying financial instruments.
Assets and liabilities measured at fair value on a recurring basis
end of 2021	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	308	0	–		–		308
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	68,623	0	–		–		68,623
Securities received as collateral	13,848	1,155	14	–		–		15,017
Trading assets	54,085	146,521	4,503	(94,633)		665		111,141
of which debt securities	12,191	40,700	1,225	–		82		54,198
of which foreign governments	11,996	11,377	35	–		–		23,408
of which corporates	72	8,958	478	–		82		9,590
of which RMBS	0	17,033	424	–		–		17,457
of which equity securities	34,282	1,486	195	–		583		36,546
of which derivatives	6,224	103,781	2,187	(94,633)		–		17,559
of which interest rate products	721	47,934	624	–		–		–
of which foreign exchange products	123	20,686	53	–		–		–
of which equity/index-related products	5,348	29,808	212	–		–		–
of which other derivatives	0	196	1,034	–		–		–
of which other trading assets	1,388	554	896	–		–		2,838
Investment securities	2	1,003	0	–		–		1,005
Other investments	0	23	3,666	–		405		4,094
of which other equity investments	0	23	2,863	–		351		3,237
of which life finance instruments	0	0	789	–		–		789
Loans	0	8,709	1,534	–		–		10,243
of which commercial and industrial loans	0	2,267	717	–		–		2,984
of which financial institutions	0	3,840	465	–		–		4,305
Other intangible assets (mortgage servicing rights)	0	57	167	–		–		224
Other assets	121	8,750	694	(381)		–		9,184
of which failed purchases	98	1,135	11	–		–		1,244
of which loans held-for-sale	0	6,818	562	–		–		7,380
Total assets at fair value	68,056	235,149	10,578	(95,014)		1,070		219,839
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2021	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	477	0	–		–		477
Customer deposits	0	3,306	394	–		–		3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	13,213	0	–		–		13,213
Obligation to return securities received as collateral	13,848	1,155	14	–		–		15,017
Trading liabilities	19,419	105,828	2,809	(100,522)		1		27,535
of which short positions	11,689	4,974	25	–		1		16,689
of which debt securities	2,809	4,865	3	–		–		7,677
of which foreign governments	2,667	968	0	–		–		3,635
of which corporates	113	3,839	3	–		–		3,955
of which equity securities	8,880	109	22	–		1		9,012
of which derivatives	7,730	100,854	2,784	(100,522)		–		10,846
of which interest rate products	776	44,003	26	–		–		–
of which foreign exchange products	133	22,646	57	–		–		–
of which equity/index-related products	6,812	27,919	1,787	–		–		–
Short-term borrowings	0	9,658	1,032	–		–		10,690
Long-term debt	0	59,046	9,676	–		–		68,722
of which structured notes over one year and up to two years	0	11,036	1,464	–		–		12,500
of which structured notes over two years	0	24,168	6,318	–		–		30,486
of which other debt instruments over two years	0	3,223	1,854	–		–		5,077
of which high-trigger instruments	0	10,702	0	–		–		10,702
Other liabilities	348	2,031	518	(305)		–		2,592
Total liabilities at fair value	33,615	194,714	14,443	(100,827)		1		141,946
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2020	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	525	0	–		–		525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	57,994	0	–		–		57,994
Securities received as collateral	44,074	6,598	101	–		–		50,773
Trading assets	87,710	181,166	7,535	(119,731)		658		157,338
of which debt securities	16,321	45,766	2,253	–		55		64,395
of which foreign governments	15,908	11,909	140	–		–		27,957
of which corporates	353	9,799	1,270	–		55		11,477
of which RMBS	0	20,882	557	–		–		21,439
of which equity securities	60,044	2,466	124	–		603		63,237
of which derivatives	9,297	132,054	3,911	(119,731)		–		25,531
of which interest rate products	3,036	71,043	733	–		–		–
of which foreign exchange products	42	24,259	143	–		–		–
of which equity/index-related products	6,150	31,945	1,186	–		–		–
of which other derivatives	22	110	1,079	–		–		–
of which other trading assets	2,048	880	1,247	–		–		4,175
Investment securities	2	605	0	–		–		607
Other investments	13	6	3,054	–		721		3,794
of which other equity investments	13	6	2,132	–		608		2,759
of which life finance instruments	0	0	920	–		–		920
Loans	0	7,739	3,669	–		–		11,408
of which commercial and industrial loans	0	2,187	1,347	–		–		3,534
of which financial institutions	0	3,506	1,082	–		–		4,588
Other intangible assets (mortgage servicing rights)	0	0	180	–		–		180
Other assets	137	7,315	1,825	(904)		–		8,373
of which failed purchases	109	1,229	51	–		–		1,389
of which loans held-for-sale	0	4,870	1,576	–		–		6,446
Total assets at fair value	131,936	261,948	16,364	(120,635)		1,379		290,992
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2020	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	413	0	–		–		413
Customer deposits	0	3,895	448	–		–		4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	13,594	0	–		–		13,594
Obligation to return securities received as collateral	44,074	6,598	101	–		–		50,773
Trading liabilities	33,544	137,947	4,246	(129,867)		1		45,871
of which equity securities	20,527	111	55	–		1		20,694
of which derivatives	10,536	132,885	4,191	(129,867)		–		17,745
of which interest rate products	3,264	68,159	169	–		–		–
of which foreign exchange products	51	28,819	72	–		–		–
of which equity/index-related products	7,149	30,612	2,010	–		–		–
of which credit derivatives	0	4,663	1,335	–		–		–
Short-term borrowings	0	10,039	701	–		–		10,740
Long-term debt	0	63,708	7,268	–		–		70,976
of which structured notes over one year and up to two years	0	11,787	1,133	–		–		12,920
of which structured notes over two years	0	28,330	5,526	–		–		33,856
of which high-trigger instruments	0	10,586	0	–		–		10,586
Other liabilities	0	6,678	1,271	(169)		–		7,780
Total liabilities at fair value	77,618	242,872	14,035	(130,036)		1		204,490
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
2021	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Securities received as collateral	101	0	0	73	(164)	0	0	0	0	0	0	0	0	4	14	0
Trading assets	7,535	1,345	(3,413)	4,867	(5,685)	874	(1,629)	(133)	509	0	(1)	0	0	234	4,503	52
of which debt securities	2,253	878	(1,701)	3,668	(4,141)	0	0	(331)	509	0	(1)	0	0	91	1,225	103
of which corporates	1,270	471	(747)	2,753	(3,483)	0	0	(321)	472	0	0	0	0	63	478	154
of which RMBS	557	158	(615)	654	(385)	0	0	(25)	59	0	0	0	0	21	424	(15)
of which derivatives	3,911	314	(1,551)	0	0	874	(1,514)	79	(16)	0	0	0	0	90	2,187	116
of which interest rate products	733	58	(222)	0	0	175	(79)	(8)	(14)	0	0	0	0	(19)	624	141
of which other derivatives	1,079	1	0	0	0	311	(325)	0	(73)	0	0	0	0	41	1,034	(81)
of which other trading assets	1,247	31	(90)	1,035	(1,371)	0	(115)	62	49	0	0	0	0	48	896	(96)
Other investments	3,054	99	(758)	1,517	(663)	0	0	0	86	0	267	0	0	64	3,666	120
of which other equity investments	2,132	65	(757)	1,482	(448)	0	0	0	96	0	263	0	0	30	2,863	80
of which life finance instruments	920	0	0	33	(188)	0	0	0	(10)	0	0	0	0	34	789	39
Loans	3,669	257	(1,315)	362	(194)	207	(1,620)	7	55	0	(3)	0	0	109	1,534	(59)
of which commercial and industrial loans	1,347	213	(364)	10	(133)	162	(643)	19	74	0	(3)	0	0	35	717	6
of which financial institutions	1,082	43	(340)	0	(42)	34	(409)	1	70	0	0	0	0	26	465	27
Other intangible assets (mortgage servicing rights)	180	0	0	22	0	0	0	0	0	0	(42)	0	0	7	167	(42)
Other assets	1,825	370	(902)	3,447	(3,269)	120	(924)	14	(41)	0	0	0	0	54	694	(137)
of which loans held-for-sale	1,576	360	(855)	3,394	(3,222)	120	(921)	25	41	0	0	0	0	44	562	(104)
Total assets at fair value	16,364	2,071	(6,388)	10,288	(9,975)	1,201	(4,173)	(112)	609	0	221	0	0	472	10,578	(66)
Liabilities (CHF million)
Customer deposits	448	0	0	0	0	0	0	0	(18)	0	0	0	(14)	(22)	394	(29)
Obligation to return securities received as collateral	101	0	0	73	(164)	0	0	0	0	0	0	0	0	4	14	0
Trading liabilities	4,246	1,007	(2,703)	45	(56)	1,135	(1,498)	340	138	0	0	0	0	155	2,809	653
of which derivatives	4,191	838	(2,553)	19	(8)	1,135	(1,498)	340	166	0	0	0	0	154	2,784	629
of which equity/index-related derivatives	2,010	562	(1,498)	0	0	581	(644)	353	352	0	0	0	0	71	1,787	712
Short-term borrowings	701	359	(550)	0	0	1,766	(1,363)	(35)	128	0	0	0	0	26	1,032	72
Long-term debt	7,268	4,767	(6,677)	0	0	11,323	(6,863)	(38)	(316)	0	(5)	0	(50)	267	9,676	(32)
of which structured notes over one year and up to two years	1,133	1,802	(1,979)	0	0	2,052	(1,663)	(26)	104	0	0	(1)	(1)	43	1,464	(2)
of which structured notes over two years	5,526	2,965	(4,314)	0	0	7,540	(5,038)	11	(528)	0	0	1	(47)	202	6,318	(312)
of which other debt instruments over two years	165	0	(2)	0	0	1,616	(36)	0	105	0	0	0	0	6	1,854	306
Other liabilities	1,271	21	(556)	51	(89)	116	(501)	10	(28)	113	66	0	0	44	518	26
Total liabilities at fair value	14,035	6,154	(10,486)	169	(309)	14,340	(10,225)	277	(96)	113	61	0	(64)	474	14,443	690
Net assets/(liabilities) at fair value	2,329	(4,083)	4,098	10,119	(9,666)	(13,139)	6,052	(389)	705	(113)	160	0	64	(2)	(3,865)	(756)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 2021, changes in net unrealized gains/(losses) of CHF (841) million and CHF 82 million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF 3 million were recorded in Gains/(losses) on liabilities relating to credit risk in Accumulated other comprehensive income/(loss).

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues		Other revenues		Accumulated other comprehensive income
2020	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Securities received as collateral	1	0	0	213	(106)	0	0	0	0	0	0	0	0	(7)	101	0
Trading assets	7,885	3,255	(3,271)	6,304	(6,740)	2,064	(2,968)	290	1,598	0	5	0	0	(887)	7,535	1,377
of which debt securities	1,923	2,078	(1,775)	3,811	(3,493)	0	0	1	14	0	5	0	0	(311)	2,253	166
of which corporates	1,128	703	(809)	2,685	(2,464)	0	0	26	211	0	0	0	0	(210)	1,270	196
of which derivatives	3,534	995	(1,207)	0	0	2,064	(2,891)	213	1,607	0	1	0	0	(405)	3,911	1,323
of which equity/index-related products	1,040	255	(519)	0	0	507	(743)	107	725	0	0	0	0	(186)	1,186	752
of which other derivatives	909	0	0	0	0	303	(326)	(1)	291	0	0	0	0	(97)	1,079	310
of which other trading assets	2,231	119	(246)	2,420	(3,189)	0	(77)	72	76	0	(1)	0	0	(158)	1,247	(87)
Other investments	2,523	8	0	442	(194)	0	0	0	112	0	286	0	0	(123)	3,054	409
of which other equity investments	1,463	7	0	408	(22)	0	0	0	13	0	293	0	0	(30)	2,132	298
of which life finance instruments	1,052	0	0	34	(172)	0	0	0	99	0	0	0	0	(93)	920	112
Loans [2]	3,835	1,268	(549)	437	(640)	1,170	(1,435)	52	(164)	0	1	0	0	(306)	3,669	(97)
of which commercial and industrial loans [2]	1,401	446	(170)	184	(442)	610	(435)	6	(150)	0	1	0	0	(104)	1,347	(183)
of which financial institutions	1,201	238	(245)	0	(31)	499	(531)	20	43	0	0	0	0	(112)	1,082	47
Other intangible assets (mortgage servicing rights)	244	0	0	0	0	0	0	0	0	0	(44)	0	0	(20)	180	(44)
Other assets	1,846	1,440	(709)	4,553	(4,595)	547	(995)	(17)	(14)	0	0	0	0	(231)	1,825	(48)
of which loans held-for-sale	1,619	1,380	(665)	4,504	(4,567)	547	(994)	(41)	4	0	0	0	0	(211)	1,576	(73)
Total assets at fair value	16,334	5,971	(4,529)	11,949	(12,275)	3,781	(5,398)	325	1,532	0	248	0	0	(1,574)	16,364	1,597
Liabilities (CHF million)
Customer deposits	474	0	0	0	0	0	(27)	0	7	0	0	0	10	(16)	448	46
Obligation to return securities received as collateral	1	0	0	213	(106)	0	0	0	0	0	0	0	0	(7)	101	0
Trading liabilities	3,854	848	(1,614)	471	(310)	2,146	(2,375)	260	1,428	0	0	0	0	(462)	4,246	1,653
of which derivatives	3,801	829	(1,611)	198	(8)	2,146	(2,375)	259	1,410	0	0	0	0	(458)	4,191	1,646
of which equity/index-related derivatives	1,921	248	(954)	0	0	776	(536)	167	644	0	0	0	0	(256)	2,010	1,162
of which credit derivatives	1,211	539	(562)	0	0	1,111	(1,425)	85	502	0	0	0	0	(126)	1,335	277
Short-term borrowings	997	37	(294)	0	0	1,307	(1,189)	4	(62)	0	0	0	0	(99)	701	94
Long-term debt	12,610	3,214	(7,478)	0	0	5,891	(5,622)	568	(708)	0	0	99	(81)	(1,225)	7,268	236
of which structured notes over one year and up to two years	891	689	(676)	0	0	1,022	(690)	40	(38)	0	0	1	(1)	(105)	1,133	(19)
of which structured notes over two years	11,458	1,614	(6,479)	0	0	4,766	(4,577)	532	(683)	0	0	98	(92)	(1,111)	5,526	224
Other liabilities	1,385	160	(183)	266	(277)	129	(396)	(33)	37	0	300	0	0	(117)	1,271	64
Total liabilities at fair value	19,321	4,259	(9,569)	950	(693)	9,473	(9,609)	799	702	0	300	99	(71)	(1,926)	14,035	2,093
Net assets/(liabilities) at fair value	(2,987)	1,712	5,040	10,999	(11,582)	(5,692)	4,211	(474)	830	0	(52)	(99)	71	352	2,329	(496)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 2020, changes in net unrealized gains/(losses) of CHF (692) million and CHF 296 million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF (100) million were recorded in Gains/(losses) on liabilities relating to credit risk in Accumulated other comprehensive income/(loss).

2 Includes an adjustment of CHF 118 million reflecting the impact of applying the fair value option on certain loans (previously held at amortized cost) at the adoption of the ASU 2019-05.

Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.
The Group employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 and/or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 and/or 2.
The Group typically uses nonfinancial assets measured at fair value on a recurring or nonrecurring basis in a manner that reflects their highest and best use.
Transfers in and out of level 3
Transfers into level 3 assets during 2021 were CHF 2,071 million, primarily from trading assets and loans held-for-sale. The transfers were primarily in the GTS, credit and securitized products businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2021 were CHF 6,388 million, primarily in trading assets, loans and loans held-for-sale. The transfers out of level 3 assets were primarily in the GTS, securitized products and Asia Pacific strategic products businesses due to improved observability of pricing data and increased availability of pricing information from external providers.
Transfers into level 3 assets during 2020 were CHF 5,971 million, primarily from trading assets, loans held-for-sale and loans. The transfers were primarily in the securitized products, financing and GTS businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2020 were CHF 4,529 million, primarily in trading assets, loans held-for-sale and loans. The transfers out of level 3 assets were primarily in the securitized products, financing and GTS businesses due to improved observability of pricing data and increased availability of pricing information from external providers.
Transfers out of level 3 liabilities of CHF 9,569 million in 2020 primarily reflected transfers of structured notes over two years arising from an enhancement to the assessment of the valuation significance of unobservable input parameters on equity linked issuances.
Uncertainty of fair value measurements at the reporting date from the use of significant unobservable inputs
For level 3 assets with a significant unobservable input of buyback probability, contingent probability, correlation, dividend yield, funding spread, mortality rate, price, recovery rate, unadjusted NAV and volatility, in general, an increase in the significant unobservable input would increase the fair value. For level 3 assets with a significant unobservable input of credit spread, default rate, discount rate, fund gap risk, gap risk, market implied life expectancy (for life settlement and premium finance instruments), prepayment rate and tax swap rate, in general, an increase in the significant unobservable input would decrease the fair value.
For level 3 liabilities, in general, an increase in the related significant unobservable inputs would have the inverse impact on fair value. An increase in the significant unobservable input credit spread, contingent probability, fund gap risk, gap risk, market implied life expectancy (for life settlement and premium finance instruments), mortality rate and price would increase the fair value. An increase in the significant unobservable input buyback probability, correlation, discount rate, dividend yield, mean reversion, prepayment rate, recovery rate, unadjusted NAV and volatility would decrease the fair value.
Interrelationships between significant unobservable inputs
Except as noted above, there are no material interrelationships between the significant unobservable inputs for the financial instruments. As the significant unobservable inputs move independently, generally an increase or decrease in one significant unobservable input will have no impact on the other significant unobservable inputs.
Quantitative disclosures of valuation techniques
The following tables provide the representative range of minimum and maximum values and the associated weighted averages of each significant unobservable input for level 3 assets and liabilities by the related valuation technique most significant to the related financial instrument.
Quantitative information about level 3 assets measured at fair value on a recurring basis
end of 2021	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading assets	4,503
of which debt securities	1,225
of which corporates	478
of which	124	Discounted cash flow	Credit spread, in bp		50	1,290	701
			Price, in %		0	100	47
			Recovery rate, in %		39	39	1
of which	107	Market comparable	Price, in %		0	110	63
of which	55	Option model	Correlation, in %		(50)	100	68
			Fund gap risk, in %	[2]	0	3	1
			Volatility, in %		0	163	17
of which	69	Price	Price, in %		35	120	92
of which	145	Vendor price	Price, in actuals		0	123	79
of which RMBS	424	Discounted cash flow	Discount rate, in %		1	29	13
of which derivatives	2,187
of which interest rate products	624
of which	6	Discounted cash flow	Funding spread, in bp		109	166	127
			Volatility, in %		0	100	97
of which	612	Option model	Correlation, in %		(4)	100	9
			Mean reversion, in %		(55)	(8)	0
			Prepayment rate, in %		0	21	17
			Volatility, in %		(3)	1	0
of which other derivatives	1,034	Discounted cash flow	Market implied life expectancy, in years		2	14	6
			Mortality rate, in %		73	138	99
of which other trading assets	896
of which	611	Discounted cash flow	Market implied life expectancy, in years		3	14	7
			Tax swap rate, in %		30	30	30
of which	189	Market comparable	Price, in %		0	130	34
of which	93	Option model	Mortality rate, in %		0	70	6
Other investments	3,666
of which other equity investments	2,863
of which	929	Adjusted NAV	Price, in actuals		287	287	287
of which	1,919	Price	Price, in actuals		1	1,292	54
of which life finance instruments	789	Discounted cash flow	Market implied life expectancy, in years		2	16	6
Loans	1,534
of which commercial and industrial loans	717
of which	474	Discounted cash flow	Credit spread, in bp		184	3,325	809
of which	6	Market comparable	Price, in %		19	19	19
of which	209	Price	Price, in %		0	100	50
of which financial institutions	465
of which	327	Discounted cash flow	Credit spread, in bp		0	3,212	921
of which	158	Price	Price, in %		14	76	31
Other assets	694
of which loans held-for-sale	562
of which	281	Discounted cash flow	Credit spread, in bp		0	563	314
of which	254	Market comparable	Price, in %		0	139	67
of which	16	Price	Price, in %		0	75	54
1 Weighted average is calculated based on the fair value of the instruments.
2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 assets measured at fair value on a recurring basis (continued)
end of 2020	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading assets	7,535
of which debt securities	2,253
of which corporates	1,270
of which	386	Discounted cash flow	Credit spread, in bp		(9)	1,509	1,007
of which	321	Market comparable	Price, in %		0	227	95
of which	416	Option model	Correlation, in %		(50)	100	55
			Gap risk, in %	[2]	0	2	0
			Recovery rate, in %		40	40	40
			Volatility, in %		0	158	23
of which	71	Vendor price	Price, in actuals		0	2,292	1,654
			Unadjusted NAV, in actuals		1	1	1
of which derivatives	3,911
of which equity/index-related products	1,186	Option model	Buyback probability, in %		50	100	66
			Correlation, in %		(50)	100	58
			Gap risk, in %	[2]	0	4	0
			Volatility, in %		(2)	158	24
of which other derivatives	1,079	Discounted cash flow	Market implied life expectancy, in years		2	14	6
			Mortality rate, in %		72	137	98
of which other trading assets	1,247
of which	766	Discounted cash flow	Market implied life expectancy, in years		3	14	7
Other investments	3,054
of which other equity investments	2,132
of which	840	Discounted cash flow	Discount rate, in %		9	9	9
			Terminal growth rate, in %		3	3	3
of which	118	Market comparable	Price, in %		100	100	100
of which	974	Adjusted NAV	Price, in actuals		310	310	310
of which	110	Vendor price	Price, in actuals		1	1,249	713
of which life finance instruments	920	Discounted cash flow	Market implied life expectancy, in years		2	15	6
Loans	3,669
of which commercial and industrial loans	1,347
of which	908	Discounted cash flow	Credit spread, in bp		237	1,480	554
			Recovery rate, in %		25	25	25
of which	338	Market comparable	Price, in %		0	100	70
of which	72	Option model	Pre-IPO intrinsic option, in actuals		100	100	100
of which financial institutions	1,082
of which	674	Discounted cash flow	Credit spread, in bp		192	1,698	612
			Recovery rate, in %		25	40	25
of which	190	Market comparable	Price, in %		0	100	54
Other assets	1,825
of which loans held-for-sale	1,576
of which	296	Discounted cash flow	Credit spread, in bp		246	506	343
			Recovery rate, in %		1	40	34
of which	1,277	Market comparable	Price, in %		0	111	71
1 Weighted average is calculated based on the fair value of the instruments.
2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 liabilities measured at fair value on a recurring basis
end of 2021	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading liabilities	2,809
of which derivatives	2,784
of which equity/index-related derivatives	1,787
of which	1,696	Option model	Buyback probability, in %	[2]	50	100	72
			Correlation, in %		(50)	100	67
			Dividend yield, in %		0	7	4
			Unadjusted NAV, in actuals		101	440	358
			Volatility, in %		(1)	163	17
of which	63	Price	Price, in actuals		0	849	2
Short-term borrowings	1,032
of which	24	Discounted cash flow	Credit spread, in bp		0	181	51
of which	905	Option model	Buyback probability, in %	[2]	50	100	72
			Correlation, in %		(50)	100	70
			Fund gap risk, in %	[3]	0	3	1
			Gap risk, in %	[3]	0	3	1
			Unadjusted NAV, in actuals		101	440	358
			Volatility, in %		0	163	16
of which	73	Price	Price, in %		34	120	94
Long-term debt	9,676
of which structured notes over one year and up to two years	1,464	Option model	Buyback probability, in %	[2]	50	100	72
			Correlation, in %		(50)	100	69
			Fund gap risk, in %	[3]	0	3	1
			Gap risk, in %	[3]	0	3	1
			Unadjusted NAV, in actuals		101	440	358
			Volatility, in %		0	163	16
of which structured notes over two years	6,318
of which	474	Discounted cash flow	Credit spread, in bp		8	702	72
of which	5,813	Option model	Buyback probability, in %	[2]	50	100	72
			Correlation, in %		(50)	100	75
			Credit spread, in bp		3	92	75
			Fund gap risk, in %	[3]	0	3	1
			Unadjusted NAV, in actuals		101	440	358
			Volatility, in %		0	163	19
of which	9	Price	Price, in %		26	26	26
of which other debt instruments over two years	1,854
of which	382	Option model	Buyback probability, in %	[2]	50	100	72
			Correlation, in %		16	30	24
			Price, in actuals		9	9	9
of which	1,472	Price	Price, in actuals		9	35	9
1 Weighted average is calculated based on the fair value of the instruments.
2 Estimate of probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 liabilities measured at fair value on a recurring basis (continued)
end of 2020	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading liabilities	4,246
of which derivatives	4,191
of which equity/index-related derivatives	2,010	Option model	Buyback probability, in %	[2]	50	100	66
			Correlation, in %		(50)	100	58
			Volatility, in %		(2)	158	27
of which credit derivatives	1,335
of which	738	Discounted cash flow	Correlation, in %		37	45	44
			Credit spread, in bp		0	1,468	391
			Default rate, in %		0	7	3
			Discount rate, in %		6	19	14
			Funding spread, in bp		55	183	120
			Loss severity, in %		0	100	68
			Prepayment rate, in %		0	9	7
			Recovery rate, in %		12	81	38
of which	520	Market comparable	Price, in %		84	116	99
of which	12	Option model	Correlation, in %		49	50	50
			Credit spread, in bp		13	865	250
Short-term borrowings	701
of which	58	Discounted cash flow	Credit spread, in bp		(4)	992	722
			Recovery rate, in %		35	40	39
of which	508	Option model	Buyback probability, in %	[2]	50	100	66
			Correlation, in %		(50)	100	56
			Fund gap risk, in %	[3]	0	2	0
			Volatility, in %		3	158	30
Long-term debt	7,268
of which structured notes over one year and up to two years	1,133
of which	48	Discounted cash flow	Credit spread, in bp		35	189	52
			Recovery rate, in %		25	25	25
of which	1,051	Option model	Buyback probability, in %	[2]	50	100	66
			Correlation, in %		(50)	100	55
			Fund gap risk, in %	[3]	0	2	0
			Gap risk, in %	[3]	0	4	1
			Volatility, in %		0	158	24
of which structured notes over two years	5,526
of which	1,380	Discounted cash flow	Credit spread, in bp		(14)	481	58
			Recovery rate, in %		23	40	38
of which	9	Market comparable	Price, in %		27	46	27
of which	3,961	Option model	Buyback probability, in %	[2]	50	100	66
			Correlation, in %		(50)	100	55
			Gap risk, in %	[3]	0	2	0
			Mean reversion, in %	[4]	(10)	0	(5)
			Volatility, in %		0	158	21
1 Weighted average is calculated based on the fair value of the instruments.
2 Estimate of probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Qualitative discussion of the ranges of significant unobservable inputs
The following sections provide further information about the ranges of significant unobservable inputs included in the tables above. The level of aggregation and diversity within the financial instruments disclosed in the tables above results in certain ranges of significant inputs being wide and unevenly distributed across asset and liability categories.
Basis spread
Basis spread is the primary significant unobservable input for non-callable constant maturity treasury-constant maturity swap (CMS) products and is used to determine interest rate risk as a result of differing lending and borrowing rates.
Buyback probability
Buyback probability is the probability assigned to structured notes being unwound prior to their legal maturity.
CDS scale
CDS scale is a valuation parameter which scales the referenced credit curve (base currency) to reflect a new credit curve representing the currency of the trade.
Contingent probability
Contingent probability is the primary significant unobservable input for contingent foreign exchange forward trades where the delivery or exercise and the premium payment are contingent on an event such as completion of an M&A deal or regulatory approval for a product.
Correlation
There are many different types of correlation inputs, including credit correlation, cross-asset correlation (such as equity-interest rate correlation) and same-asset correlation (such as interest rate-interest rate correlation). Correlation inputs are generally used to value hybrid and exotic instruments. Due to the complex and unique nature of these instruments, the ranges for correlation inputs can vary widely across portfolios.
Credit spread and recovery rate
For financial instruments where credit spread is the significant unobservable input, the wide range represents positions with varying levels of risk. The lower end of the credit spread range typically represents shorter-dated instruments and/or those with better perceived credit risk. The higher end of the range typically comprises longer-dated financial instruments or those referencing non-performing, distressed or impaired reference credits. Similarly, the spread between the reference credit and an index can vary significantly based on the risk of the instrument. The spread will be positive for instruments that have a higher risk of default than the index (which is based on a weighted average of its components) and negative for instruments that have a lower risk of default than the index.
Similarly, recovery rates can vary significantly depending upon the specific assets and terms of each transaction. Transactions with higher seniority or more valuable collateral will have higher recovery rates, while those transactions which are more subordinated or with less valuable collateral will have lower recovery rates.
Default rate and loss severity
For financial instruments backed by residential real estate or other assets, diversity in the portfolio is reflected in a wide range for loss severity due to varying levels of default. The lower end of the range represents high performing or government guaranteed collateral with a low PD or guaranteed timely payment of principal and interest, while the higher end of the range relates to collateral with a greater risk of default.
Discount rate
The discount rate is the rate of interest used to calculate the present value of the expected cash flows of a financial instrument. There are multiple factors that will impact the discount rate for any given financial instrument including the coupon on the instrument, the term and the underlying risk of the expected cash flows. Two instruments of similar term and expected cash flows may have significantly different discount rates because the coupons on the instruments are different.
Dividend yield
An equity forward price is a material component for measuring the fair value of a contract using forward, swap or option pricing models. The forward is generally constructed from expected future dividend payments and their timing, as well as the relevant funding rate for the given asset. Dividend yields are generally quoted as annualized percentages.
EBITDA multiple
EBITDA multiple is a primary significant unobservable input for some equity deals which are benchmarked using industry comparables. The EBITDA multiple may be preferred over other measures because it is normalized for differences between the accounting policies of similar companies.
Funding gap risk and gap risk
Gap risk is a significant unobservable input for structures that exhibit market risk to jumps in a reference asset, generally related to certain financing or principal protection trade features.
Funding spread
Funding spread is the primary significant unobservable input for special purpose vehicle funding facilities. Synthetic funding curves which represent the assets pledged as collateral are used to value structured financing transactions. The curves provide an estimate of where secured funding can be sourced and are expressed as a basis point spread in relation to the referenced benchmark rate.
Market implied life expectancy
Market implied life expectancy is the primary significant unobservable input on such products as life settlement, premium finance and SPIA, and represents the estimated mortality rate for the underlying insured for each contract. This estimate may vary depending upon multiple factors including the age and specific health characteristics of the insured.
Market price of risk
The market price of risk (MPR) is a significant unobservable input for synthetic credit products where the trades are valued using the rating-based historical default probabilities. MPR is an exponent applied to the historic default probabilities in order to bring the initial swap valuation to zero.
Mean reversion
Mean reversion is the primary significant unobservable input for callable CMS spread exotics and represents the idea that prices and returns eventually move back towards the historical average.
Mortality rate
Mortality rate is the primary significant unobservable input for pension swaps. The expected present value of future cash flow of the trades depend on the mortality of individuals in the pension fund who are grouped into categories such as gender, age, pension amount and other factors. In some cases mortality rates include a “scaler” (also referred to as a loading or multiplier) that align mortality projections with historical experience and calibrate to exit level.
Pre-IPO intrinsic option
Pre-IPO intrinsic option represents the share price of a company in advance of its listing on a public exchange. It is typically a discounted price from the IPO price.
Prepayment rate
Prepayment rates may vary from collateral pool to collateral pool, and are driven by a variety of collateral-specific factors, including the type and location of the underlying borrower, the remaining tenor of the obligation and the level and type (e.g., fixed or floating) of interest rate being paid by the borrower.
Price
Bond equivalent price is a primary significant unobservable input for multiple products. Where market prices are not available for an instrument, benchmarking may be utilized to identify comparable issues (same industry and similar product mixes) while adjustments are considered for differences in deal terms and performance.
Settlement lag extension
For synthetic ABS CDO single tranche trades, settlement lag extension is an unobservable input that represents the delay that may occur between protection buyer calling a credit event and physically receiving the settlement cash from the swap counterparty.
Tax swap rate
The tax swap rate parameter is the interest rate applicable to tax refunds from the Italian tax office, determined annually by the Italian tax authorities and payable to the claimant when refund is made.
Terminal growth rate
The terminal growth rate is the rate at which free cash flows are expected to grow in perpetuity as part of an overall firm valuation process. The terminal growth rate typically parallels the historical inflation rate (2-3%) and is applied to the discounted cash flow model to represent mature stage company valuation.
Unadjusted NAV
NAV values are used to price fund units and as an input into fund derivatives. They are considered unobservable when based on NAV statements or estimates received directly from the fund, as opposed to published on a broad market platform, or with a lag to the reporting date.
Volatility and volatility skew
Volatility and its skew are both impacted by the underlying risk, term and strike price of the derivative. In the case of interest rate derivatives, volatility may vary significantly between different underlying currencies and expiration dates on the options. Similarly, in the case of equity derivatives, the volatility attributed to a structure may vary depending upon the underlying reference name on the derivative.
Investment funds measured at net asset value per share
Investments in funds held in trading assets and trading liabilities primarily include positions held in equity funds of funds as an economic hedge for structured notes and derivatives issued to clients that reference the same underlying risk and liquidity terms of the fund. A majority of these funds have limitations imposed on the amount of withdrawals from the fund during the redemption period due to illiquidity of the investments. In other instances, the withdrawal amounts may vary depending on the redemption notice period and are usually larger for the longer redemption notice periods. In addition, penalties may apply if redemption is within a certain time period from initial investment.
Investments in funds held in other investments principally involves private equity securities and, to a lesser extent, publicly traded securities and fund of funds. Several of these investments have redemption restrictions subject to the discretion of the board of directors of the fund and/or redemption is permitted without restriction, but is limited to a certain percentage of total assets or only after a certain date.
The following table pertains to investments in certain entities that calculate NAV per share or its equivalent, primarily private equity and hedge funds. These investments do not have a readily determinable fair value and are measured at fair value using NAV.
Fair value, unfunded commitments and term of redemption conditions of investment funds measured at NAV per share
	2021						2020
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value of investment funds and unfunded commitments (CHF million)
Funds held in trading assets and trading liabilities	193		471		664	24	138		519		657	45
Private equity funds	40		0		40	42	94		0		94	77
Hedge funds	12		2		14	1	12		7		19	0
Equity method investment funds	336		15		351	124	321		287		608	226
Funds held in other investments	388		17		405	167	427		294		721	303
Total fair value of investment funds and unfunded commitments	581	[1]	488	[2]	1,069	191	565	[3]	813	[4]	1,378	348
1 CHF 339 million of the underlying assets have known liquidation periods and for CHF 242 million, the timing of liquidation is unknown.
2 CHF 304 million is redeemable on demand with a notice period of primarily less than 30 days.
3 CHF 190 million of the underlying assets have known liquidation periods and for CHF 375 million, the timing of liquidation is unknown.
4
CHF 540 million is redeemable on demand with a notice period of primarily less than 30 days. CHF 4 million of the investment funds had restrictions on redemptions, which have a redemption restriction of less than 1 year.

Assets and liabilities measured at fair value on a nonrecurring basis
Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances. Nonrecurring measurements reported are as of the end of the period, unless otherwise stated. The market value for loans held-for-sale and commitments held-for-sale is determined by benchmarking to comparable instruments.
The following table provides the fair value and the fair value hierarchy of all assets and liabilities that were held as of December 31, 2021 and 2020, for which a nonrecurring fair value measurement was recorded.
Assets and liabilities measured at fair value on a nonrecurring basis
end of 2021	Level 1	Level 2	Level 3	Total
Assets (CHF million)
Other investments	0	0	152	152
of which equity method investments	0	0	118	118
of which equity securities (without a readily determinable fair value)	0	0	21	21
Net loans	0	12	5	17
Other assets	0	29	110	139
of which loans held-for-sale	0	28	45	73
of which premises, equipment and right-of-use assets	0	1	60	61
Total assets recorded at fair value on a nonrecurring basis	0	41	267	308
Liabilities (CHF million)
Other liabilities	0	0	21	21
of which commitments held-for-sale	0	0	21	21
Total liabilities recorded at fair value on a nonrecurring basis	0	0	21	21

end of 2020
Assets (CHF million)
Other investments	0	217	326	543
of which equity method investments	0	0	303	303
of which equity securities (without a readily determinable fair value)	0	217	10	227
Net loans	0	67	4	71
Other assets	0	104	97	201
of which loans held-for-sale	0	97	39	136
of which premises, equipment and right-of-use assets	0	4	54	58
Total assets recorded at fair value on a nonrecurring basis	0	388	427	815
Liabilities (CHF million)
Other liabilities	0	0	14	14
of which commitments held-for-sale	0	0	14	14
Total liabilities recorded at fair value on a nonrecurring basis	0	0	14	14
The following table provides the representative range of minimum and maximum values and the associated weighted averages of each significant unobservable input for level 3 assets and liabilities by the related valuation technique most significant to the related financial instrument that were held as of December 31, 2021 and 2020, for which a nonrecurring fair value measurement was recorded.
Quantitative information about level 3 assets and liabilities measured at fair value on a nonrecurring basis
end of 2021	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
Assets (CHF million, except where indicated)
Other investments	152
of which equity method investments	118	Discounted cash flow	Discount rate, in %	8	13	13
of which equity securities (without a readily determinable fair value)	21
of which	16	Discounted cash flow	Discount rate, in %	12	16	14
of which	5	Market comparable	Price per share, in actuals	5	6,003	2,441
Other assets	110
of which loans held-for-sale	45	Market comparable	Price, in %	80	100	88
of which premises, equipment and right-of-use assets	60	Market comparable	Price, in actuals	60	60	60
Liabilities (CHF million, except where indicated)
Other liabilities	21
of which commitments held-for-sale	21	Market comparable	Price, in %	80	97	83

end of 2020
Assets (CHF million, except where indicated)
Other investments	326
of which equity method investments	303	Discounted cash flow	Discount rate, in %	10	14	12
Other assets	97
of which loans held-for-sale	39	Market comparable	Price, in %	83	100	95
of which premises, equipment and right-of-use assets	54
of which	52	Discounted cash flow	Price, in actuals	52	52	52
			Discount rate, in %	1	3	3
of which	2	Market comparable	Price, in actuals	2	2	2
Liabilities (CHF million, except where indicated)
Other liabilities	14
of which commitments held-for-sale	14	Market comparable	Price, in %	83	98	89
1 Weighted average is calculated based on the fair value of the instruments.
Fair value option
The Group has availed itself of the simplification in accounting offered under the fair value option. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. For instruments for which hedge accounting could not be achieved but for which the Group is economically hedged, the Group has generally elected the fair value option. Where the Group manages an activity on a fair value basis but previously has been unable to achieve fair value accounting, the Group has generally utilized the fair value option to align its financial accounting to its risk management reporting.
The Group elected fair value for certain of its financial statement captions as follows:
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
The Group has elected to account for structured resale agreements and most matched book resale agreements at fair value. These activities are managed on a fair value basis; thus, fair value accounting is deemed more appropriate for reporting purposes. The Group did not elect the fair value option for firm financing resale agreements as these agreements are generally overnight agreements which approximate fair value, but which are not managed on a fair value basis.
Other investments
The Group has elected to account for certain equity method investments at fair value. These activities are managed on a fair value basis; thus, fair value accounting is deemed more appropriate for reporting purposes.
Loans
The Group has elected to account for substantially all commercial loans and loan commitments from the investment banking businesses and certain emerging market loans from the investment banking businesses at fair value. These activities are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes. Additionally, recognition on a fair value basis eliminates the mismatch that existed due to the economic hedging the Group employs to manage these loans. Certain similar loans, such as project finance, lease finance, cash collateralized and some bridge loans, which were eligible for the fair value option, were not elected due to the lack of currently available infrastructure to fair value such loans and/or the inability to economically hedge such loans. Additionally, the Group elected not to account for loans granted by its private, corporate and institutional banking businesses at fair value, such as domestic consumer lending, mortgages and corporate loans, as these loans are not managed on a fair value basis.
Other assets
The Group elected the fair value option for loans held-for-sale, due to the short period over which such loans are held and the intention to sell such loans in the near term. Other assets also include assets of VIEs and mortgage securitizations which do not meet the criteria for sale treatment under US GAAP. The Group did elect the fair value option for these types of transactions.
Due to banks and customer deposits
The Group elected the fair value option for certain time deposits associated with its emerging markets activities. The Group’s customer deposits include fund-linked deposits. The Group elected the fair value option for these fund-linked deposits. Fund-linked products are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes.
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
The Group has elected to account for structured repurchase agreements and most matched book repurchase agreements at fair value. These activities are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes. The Group did not elect the fair value option for firm financing repurchase agreements as these agreements are generally overnight agreements which approximate fair value, but which are not managed on a fair value basis.
Short-term borrowings
The Group’s short-term borrowings include hybrid debt instruments with embedded derivative features. Some of these embedded derivative features create bifurcatable debt instruments. The Group elected the fair value option for some of these instruments as of January 1, 2006, in accordance with the provisions of US GAAP. New bifurcatable debt instruments which were entered into in 2006 are carried at fair value. Some hybrid debt instruments do not result in bifurcatable debt instruments. US GAAP permits the Group to elect fair value accounting for non-bifurcatable hybrid debt instruments. With the exception of certain bifurcatable hybrid debt instruments which the Group did not elect to account for at fair value, the Group has elected to account for all hybrid debt instruments held as of January 1, 2007, and hybrid debt instruments originated after January 1, 2007, at fair value. These activities are managed on a fair value basis and fair value accounting was deemed appropriate for reporting purposes. There are two main populations of similar instruments for which fair value accounting was not elected. The first relates to the lending business transacted by the Group’s private, corporate and institutional banking businesses, which includes structured deposits and similar investment products. These are managed on a bifurcated or accrual basis and fair value accounting was not considered appropriate. The second is where the instruments were or will be maturing in the near term and their fair value will be realized at that time.
Long-term debt
The Group’s long-term debt includes hybrid debt instruments with embedded derivative features as described above in short-term borrowings. The Group’s long-term debt also includes debt issuances managed by the Treasury department that do not contain derivative features (vanilla debt). The Group actively manages the interest rate risk on these instruments with derivatives. In particular, fixed-rate debt is hedged with receive-fixed, pay-floating interest rate swaps. The Group elected to fair value fixed-rate debt upon implementation of the fair value option on January 1, 2007, with changes in fair value recognized as a component of trading revenues. The Group did not elect to apply the fair value option to fixed-rate debt issued by the Group since January 1, 2008, but instead applies hedge accounting.
Other liabilities
Other liabilities include liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The Group elected the fair value option for these types of transactions.
Difference between the aggregate fair value and unpaid principal balances of fair value option-elected financial instruments
	2021			2020
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	68,623	68,565	58	57,994	57,895	99
Loans	10,243	11,035	(792)	11,408	12,079	(671)
Other assets [1]	8,624	10,777	(2,153)	7,834	10,090	(2,256)
Due to banks and customer deposits	(493)	(442)	(51)	(578)	(489)	(89)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,213)	(13,212)	(1)	(13,594)	(13,578)	(16)
Short-term borrowings	(10,690)	(10,996)	306	(10,740)	(10,632)	(108)
Long-term debt [2]	(68,722)	(71,833)	3,111	(70,976)	(73,842)	2,866
Other liabilities	(1,170)	(1,403)	233	(616)	(1,569)	953

Non-performing and non-interest-earning loans [3]	843	2,657	(1,814)	543	3,364	(2,821)
1 Primarily loans held-for-sale.
2
Long-term debt includes both principal-protected and non-principal protected instruments. For non-principal-protected instruments, the original notional amount has been reported in the aggregate unpaid principal.

3 Included in loans or other assets.
Gains and losses on financial instruments
	2021		2020		2019
in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	24	[1]	15	[1]	29	[1]
of which related to credit risk	2		0		11
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	638	[1]	1,198	[1]	2,696	[1]
Other investments	304	[2]	397	[2]	268	[3]
of which related to credit risk	2		1		2
Loans	443	[1]	510	[1]	908	[1]
of which related to credit risk	(13)		(181)		26
Other assets	519	[1]	489	[1]	892	[1]
of which related to credit risk	133		(106)		111
Due to banks and customer deposits	(22)	[3]	(10)	[3]	(29)	[3]
of which related to credit risk	0		0		1
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(43)	[1]	(58)	[1]	(612)	[1]
Short-term borrowings	98	[3]	(687)	[3]	(50)	[3]
of which related to credit risk	2		0		8
Long-term debt	(3,005)	[3]	(2,294)	[3]	(8,501)	[3]
of which related to credit risk	0		11		(5)
Other liabilities	171	[3]	(20)	[3]	92	[2]
of which related to credit risk	71		(15)		50
1 Primarily recognized in net interest income.
2 Primarily recognized in other revenues.
3 Primarily recognized in trading revenues.
The impact of credit risk on assets presented in the table above has been calculated as the component of the total change in fair value, excluding the impact of changes in base or risk-free interest rates. The impact of changes in own credit risk on liabilities presented in the table above has been calculated as the difference between the fair values of those instruments as of the reporting date and the theoretical fair values of those instruments calculated by using the yield curve prevailing at the end of the reporting period, adjusted up or down for changes in the Group’s own credit spreads from the transition date to the reporting date.
Interest income and expense, which are calculated based on contractual rates specified in the transactions, are recorded in the consolidated statements of operations depending on the nature of the instrument and its related market convention. When interest is included as a component of the change in the instrument’s fair value, it is included in trading revenues. Otherwise, it is included in interest and dividend income or interest expense. Interest and dividend income is recognized separately from trading revenues.
Gains and losses attributable to changes in instrument-specific credit risk on fair value option elected liabilities
The following table provides additional information regarding the gains and losses attributable to changes in instrument-specific credit risk on fair value option elected liabilities, which have been recorded in AOCI. The table includes both the amount of change during the period and the cumulative amount that were attributable to the changes in instrument-specific credit risk. In addition, the table includes the gains and losses related to instrument-specific credit risk, which were previously recorded in AOCI but have been transferred to net income during the period.
Gains/(losses) attributable to changes in instrument-specific credit risk
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2021	Cumulative	2020		2021	2020
Financial instruments (CHF million)
Customer deposits	14	(62)	(9)		0	0
Short-term borrowings	19	(51)	(13)		0	1
Long-term debt	266	(2,139)	70		103	155
of which treasury debt over two years	(129)	(921)	234		0	0
of which structured notes over two years	359	(1,132)	(177)		103	155
Total	299	(2,252)	48		103	156
1 Amounts are reflected gross of tax.
Financial instruments not carried at fair value
The following table provides the carrying value and fair value of financial instruments, which are not carried at fair value in the consolidated balance sheet. The disclosure excludes all non-financial instruments such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations.
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2021 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,283	0	35,283	0	35,283
Loans	277,766	0	272,527	13,722	286,249
Other financial assets [1]	180,024	164,097	15,469	503	180,069
Financial liabilities
Due to banks and customer deposits	407,607	243,324	164,289	0	407,613
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	22,061	0	22,061	0	22,061
Short-term borrowings	8,703	0	8,702	0	8,702
Long-term debt	98,174	0	98,841	1,716	100,557
Other financial liabilities [2]	12,460	1	12,021	443	12,465
2020 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	34,282	0	34,282	0	34,282
Loans	277,137	0	272,660	14,534	287,194
Other financial assets [1]	155,266	138,672	16,315	303	155,290
Financial liabilities
Due to banks and customer deposits	402,589	234,700	167,924	0	402,624
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,399	0	23,399	0	23,399
Short-term borrowings	10,128	0	10,128	0	10,128
Long-term debt	90,111	0	90,897	2,317	93,214
Other financial liabilities [2]	16,012	0	15,567	412	15,979
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes cash collateral on derivative instruments and interest and fee payables.

Bank
Financial instruments
35 Financial instruments
> Refer to “Note 36 – Financial instruments” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Assets and liabilities measured at fair value on a recurring basis
end of 2021	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	308	0	–		–		308
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	68,623	0	–		–		68,623
Securities received as collateral	13,848	1,155	14	–		–		15,017
Trading assets	54,145	146,768	4,503	(94,782)		665		111,299
of which debt securities	12,191	40,799	1,225	–		82		54,297
of which foreign government	11,996	11,377	35	–		–		23,408
of which corporates	72	9,057	478	–		82		9,689
of which RMBS	0	17,033	424	–		–		17,457
of which equity securities	34,342	1,486	195	–		583		36,606
of which derivatives	6,224	103,930	2,187	(94,782)		–		17,559
of which interest rate products	721	48,083	624	–		–		–
of which foreign exchange products	123	20,686	53	–		–		–
of which equity/index-related products	5,348	29,808	212	–		–		–
of which other derivatives	0	196	1,034	–		–		–
of which other trading assets	1,388	553	896	–		–		2,837
Investment securities	0	1,003	0	–		–		1,003
Other investments	0	23	3,666	–		404		4,093
of which other equity investments	0	23	2,863	–		351		3,237
of which life finance instruments	0	0	789	–		–		789
Loans	0	8,709	1,534	–		–		10,243
of which commercial and industrial loans	0	2,267	717	–		–		2,984
of which financial institutions	0	3,840	465	–		–		4,305
Other intangible assets (mortgage servicing rights)	0	57	167	–		–		224
Other assets	121	8,750	694	(381)		–		9,184
of which failed purchases	98	1,135	11	–		–		1,244
of which loans held-for-sale	0	6,818	562	–		–		7,380
Total assets at fair value	68,114	235,396	10,578	(95,163)		1,069		219,994
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2021	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	477	0	–		–		477
Customer deposits	0	3,306	394	–		–		3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	13,307	0	–		–		13,307
Obligation to return securities received as collateral	13,848	1,155	14	–		–		15,017
Trading liabilities	19,423	105,865	2,809	(100,559)		1		27,539
of which short positions	11,693	4,974	25	–		1		16,693
of which debt securities	2,809	4,865	3	–		–		7,677
of which foreign government	2,667	968	0	–		–		3,635
of which corporates	113	3,839	3	–		–		3,955
of which equity securities	8,884	109	22	–		1		9,016
of which derivatives	7,730	100,891	2,784	(100,559)		–		10,846
of which interest rate products	776	44,039	26	–		–		–
of which foreign exchange products	133	22,646	57	–		–		–
of which equity/index-related products	6,812	27,919	1,787	–		–		–
Short-term borrowings	0	9,658	1,032	–		–		10,690
Long-term debt	0	58,112	9,676	–		–		67,788
of which structured notes over one year and up to two years	0	11,036	1,464	–		–		12,500
of which structured notes over two years	0	24,168	6,318	–		–		30,486
of which other debt instruments over two years	0	3,223	1,854	–		–		5,077
of which high-trigger instruments	0	10,708	0	–		–		10,708
of which other subordinated bonds	0	7,133	0	–		–		7,133
Other liabilities	348	2,008	517	(305)		–		2,568
Total liabilities at fair value	33,619	193,888	14,442	(100,864)		1		141,086
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2020	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	525	0	–		–		525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	57,994	0	–		–		57,994
Securities received as collateral	44,074	6,598	101	–		–		50,773
Trading assets	87,746	181,303	7,535	(119,731)		658		157,511
of which debt securities	16,321	45,903	2,253	–		55		64,532
of which foreign government	15,908	11,909	140	–		–		27,957
of which corporates	353	9,936	1,270	–		55		11,614
of which RMBS	0	20,882	557	–		–		21,439
of which equity securities	60,080	2,466	124	–		603		63,273
of which derivatives	9,297	132,054	3,911	(119,731)		–		25,531
of which interest rate products	3,036	71,043	733	–		–		–
of which foreign exchange products	42	24,259	143	–		–		–
of which equity/index-related products	6,150	31,945	1,186	–		–		–
of which other derivatives	22	110	1,079	–		–		–
of which other trading assets	2,048	880	1,247	–		–		4,175
Investment securities	1	604	0	–		–		605
Other investments	13	6	3,054	–		720		3,793
of which other equity investments	13	6	2,132	–		609		2,760
of which life finance instruments	0	0	920	–		–		920
Loans	0	7,739	3,669	–		–		11,408
of which commercial and industrial loans	0	2,187	1,347	–		–		3,534
of which financial institutions	0	3,506	1,082	–		–		4,588
Other intangible assets (mortgage servicing rights)	0	0	180	–		–		180
Other assets	137	7,315	1,825	(904)		–		8,373
of which failed purchases	109	1,229	51	–		–		1,389
of which loans held-for-sale	0	4,870	1,576	–		–		6,446
Total assets at fair value	131,971	262,084	16,364	(120,635)		1,378		291,162
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2020	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	413	0	–		–		413
Customer deposits	0	3,895	448	–		–		4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	13,688	0	–		–		13,688
Obligation to return securities received as collateral	44,074	6,598	101	–		–		50,773
Trading liabilities	33,543	138,018	4,246	(129,937)		1		45,871
of which equity securities	20,527	111	55	–		1		20,694
of which derivatives	10,535	132,956	4,191	(129,937)		–		17,745
of which interest rate products	3,264	68,229	169	–		–		–
of which foreign exchange products	51	28,819	72	–		–		–
of which equity/index-related products	7,149	30,612	2,010	–		–		–
of which credit derivatives	0	4,663	1,335	–		–		–
Short-term borrowings	0	10,039	701	–		–		10,740
Long-term debt	0	62,957	7,286	–		–		70,243
of which structured notes over one year and up to two years	0	11,787	1,133	–		–		12,920
of which structured notes over two years	0	28,330	5,526	–		–		33,856
of which high-trigger instruments	0	10,627	0	–		–		10,627
Other liabilities	0	6,675	1,250	(169)		–		7,756
Total liabilities at fair value	77,617	242,283	14,032	(130,106)		1		203,827
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
2021	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Securities received as collateral	101	0	0	73	(164)	0	0	0	0	0	0	0	0	4	14	0
Trading assets	7,535	1,345	(3,413)	4,867	(5,685)	874	(1,629)	(133)	509	0	(1)	0	0	234	4,503	52
of which debt securities	2,253	878	(1,701)	3,668	(4,141)	0	0	(331)	509	0	(1)	0	0	91	1,225	103
of which corporates	1,270	471	(747)	2,753	(3,483)	0	0	(321)	472	0	0	0	0	63	478	154
of which RMBS	557	158	(615)	654	(385)	0	0	(25)	59	0	0	0	0	21	424	(15)
of which derivatives	3,911	314	(1,551)	0	0	874	(1,514)	79	(16)	0	0	0	0	90	2,187	116
of which interest rate products	733	58	(222)	0	0	175	(79)	(8)	(14)	0	0	0	0	(19)	624	141
of which other derivatives	1,079	1	0	0	0	311	(325)	0	(73)	0	0	0	0	41	1,034	(81)
of which other trading assets	1,247	31	(90)	1,035	(1,371)	0	(115)	62	49	0	0	0	0	48	896	(96)
Other investments	3,054	99	(758)	1,513	(658)	0	0	0	86	0	267	0	0	63	3,666	120
of which other equity investments	2,132	65	(757)	1,478	(443)	0	0	0	96	0	262	0	0	30	2,863	80
of which life finance instruments	920	0	0	33	(188)	0	0	0	(10)	0	0	0	0	34	789	39
Loans [2]	3,669	257	(1,315)	362	(194)	207	(1,620)	7	55	0	(3)	0	0	109	1,534	(59)
of which commercial and industrial loans [2]	1,347	213	(364)	10	(133)	162	(643)	19	74	0	(3)	0	0	35	717	6
of which financial institutions	1,082	43	(340)	0	(42)	34	(409)	1	70	0	0	0	0	26	465	27
Other intangible assets (mortgage servicing rights)	180	0	0	22	0	0	0	0	0	0	(42)	0	0	7	167	(42)
Other assets	1,825	370	(902)	3,447	(3,269)	120	(924)	14	(41)	0	0	0	0	54	694	(137)
of which loans held-for-sale	1,576	360	(855)	3,394	(3,222)	120	(921)	25	41	0	0	0	0	44	562	(104)
Total assets at fair value	16,364	2,071	(6,388)	10,284	(9,970)	1,201	(4,173)	(112)	609	0	221	0	0	471	10,578	(66)
Liabilities (CHF million)
Customer deposits	448	0	0	0	0	0	0	0	(18)	0	0	0	(14)	(22)	394	(29)
Obligation to return securities received as collateral	101	0	0	73	(164)	0	0	0	0	0	0	0	0	4	14	0
Trading liabilities	4,246	1,007	(2,703)	45	(56)	1,135	(1,498)	340	138	0	0	0	0	155	2,809	653
of which derivatives	4,191	838	(2,553)	19	(8)	1,135	(1,498)	340	166	0	0	0	0	154	2,784	629
of which equity/index-related derivatives	2,010	562	(1,498)	0	0	581	(644)	353	352	0	0	0	0	71	1,787	712
Short-term borrowings	701	359	(550)	0	0	1,766	(1,363)	(35)	128	0	0	0	0	26	1,032	72
Long-term debt	7,286	4,767	(6,698)	0	0	11,323	(6,863)	(36)	(324)	0	0	0	(49)	270	9,676	(31)
of which structured notes over one year and up to two years	1,133	1,802	(1,979)	0	0	2,052	(1,663)	(26)	104	0	0	(1)	(1)	43	1,464	(2)
of which structured notes over two years	5,526	2,965	(4,314)	0	0	7,540	(5,038)	11	(528)	0	0	1	(47)	202	6,318	(312)
of which other debt instruments over two years	165	0	(2)	0	0	1,616	(36)	0	105	0	0	0	0	6	1,854	306
Other liabilities	1,250	21	(538)	51	(89)	116	(493)	10	(28)	109	66	0	0	42	517	26
Total liabilities at fair value	14,032	6,154	(10,489)	169	(309)	14,340	(10,217)	279	(104)	109	66	0	(63)	475	14,442	691
Net assets/(liabilities) at fair value	2,332	(4,083)	4,101	10,115	(9,661)	(13,139)	6,044	(391)	713	(109)	155	0	63	(4)	(3,864)	(757)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 2021, changes in net unrealized gains/(losses) of CHF (841) million and CHF 82 million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF 2 million were recorded in Gains/(losses) on liabilities relating to credit risk in Accumulated other comprehensive income/(loss).

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues		Other revenues		Accumulated other comprehensive income
2020	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Securities received as collateral	1	0	0	213	(106)	0	0	0	0	0	0	0	0	(7)	101	0
Trading assets	7,885	3,255	(3,271)	6,304	(6,740)	2,064	(2,968)	290	1,598	0	5	0	0	(887)	7,535	1,377
of which debt securities	1,923	2,078	(1,775)	3,811	(3,493)	0	0	1	14	0	5	0	0	(311)	2,253	166
of which corporates	1,128	703	(809)	2,685	(2,464)	0	0	26	211	0	0	0	0	(210)	1,270	196
of which derivatives	3,534	995	(1,207)	0	0	2,064	(2,891)	213	1,607	0	1	0	0	(405)	3,911	1,323
of which equity/index-related products	1,040	255	(519)	0	0	507	(743)	107	725	0	0	0	0	(186)	1,186	752
of which other derivatives	909	0	0	0	0	303	(326)	(1)	291	0	0	0	0	(97)	1,079	310
of which other trading assets	2,231	119	(246)	2,420	(3,189)	0	(77)	72	76	0	(1)	0	0	(158)	1,247	(87)
Other investments	2,523	8	0	442	(194)	0	0	0	112	0	286	0	0	(123)	3,054	409
of which other equity investments	1,463	7	0	408	(22)	0	0	0	13	0	293	0	0	(30)	2,132	298
of which life finance instruments	1,052	0	0	34	(172)	0	0	0	99	0	0	0	0	(93)	920	112
Loans [2]	3,835	1,268	(549)	437	(640)	1,170	(1,435)	52	(164)	0	1	0	0	(306)	3,669	(97)
of which commercial and industrial loans [2]	1,402	446	(170)	184	(442)	610	(435)	6	(150)	0	1	0	0	(105)	1,347	(183)
of which financial institutions	1,201	238	(245)	0	(31)	499	(531)	20	43	0	0	0	0	(112)	1,082	47
Other intangible assets (mortgage servicing rights)	244	0	0	0	0	0	0	0	0	0	(44)	0	0	(20)	180	(44)
Other assets	1,846	1,440	(709)	4,553	(4,595)	547	(995)	(17)	(14)	0	0	0	0	(231)	1,825	(48)
of which loans held-for-sale	1,619	1,380	(665)	4,504	(4,567)	547	(994)	(41)	4	0	0	0	0	(211)	1,576	(73)
Total assets at fair value	16,334	5,971	(4,529)	11,949	(12,275)	3,781	(5,398)	325	1,532	0	248	0	0	(1,574)	16,364	1,597
Liabilities (CHF million)
Customer deposits	474	0	0	0	0	0	(27)	0	7	0	0	0	10	(16)	448	46
Obligation to return securities received as collateral	1	0	0	213	(106)	0	0	0	0	0	0	0	0	(7)	101	0
Trading liabilities	3,854	848	(1,614)	471	(310)	2,146	(2,375)	260	1,428	0	0	0	0	(462)	4,246	1,653
of which derivatives	3,801	829	(1,611)	198	(8)	2,146	(2,375)	259	1,410	0	0	0	0	(458)	4,191	1,646
of which equity/index-related derivatives	1,921	248	(954)	0	0	776	(536)	167	644	0	0	0	0	(256)	2,010	1,162
of which credit derivatives	1,211	539	(562)	0	0	1,111	(1,425)	85	502	0	0	0	0	(126)	1,335	277
Short-term borrowings	997	37	(294)	0	0	1,307	(1,189)	4	(62)	0	0	0	0	(99)	701	94
Long-term debt	12,749	3,089	(7,478)	0	0	5,891	(5,622)	568	(690)	0	0	99	(82)	(1,238)	7,286	209
of which structured notes over one year and up to two years	891	689	(676)	0	0	1,022	(690)	40	(38)	0	0	1	(1)	(105)	1,133	(19)
of which structured notes over two years	11,458	1,614	(6,479)	0	0	4,766	(4,577)	532	(683)	0	0	98	(92)	(1,111)	5,526	224
Other liabilities	1,367	160	(183)	266	(277)	129	(390)	(33)	37	0	289	0	0	(115)	1,250	64
Total liabilities at fair value	19,442	4,134	(9,569)	950	(693)	9,473	(9,603)	799	720	0	289	99	(72)	(1,937)	14,032	2,066
Net assets/(liabilities) at fair value	(3,108)	1,837	5,040	10,999	(11,582)	(5,692)	4,205	(474)	812	0	(41)	(99)	72	363	2,332	(469)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 2020, changes in net unrealized gains/(losses) of CHF (667) million and CHF 296 million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF (98) million were recorded in Gains/(losses) on liabilities relating to credit risk in Accumulated other comprehensive income/(loss).

2 Includes an adjustment of CHF 119 million reflecting the impact of applying the fair value option on certain loans (previously held at amortized cost) at the adoption of the ASU 2019-05.
> Refer to “Note 36 – Financial instruments” in VI – Consolidated financial statements – Credit Suisse Group for qualitative information about level 3 assets and liabilities measured at fair value on a recurring basis.

Fair value, unfunded commitments and term of redemption conditions of investment funds measured at NAV per share
	2021						2020
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value of investment funds and unfunded commitments (CHF million)
Funds held in trading assets and trading liabilities	193		471		664	24	138		519		657	45
Private equity funds	39		0		39	42	92		0		92	77
Hedge funds	12		2		14	1	12		7		19	0
Equity method investment funds	336		15		351	124	322		287		609	226
Funds held in other investments	387		17		404	167	426		294		720	303
Fair value of investment funds and unfunded commitments	580	[1]	488	[2]	1,068	191	564	[3]	813	[4]	1,377	348
1 CHF 339 million of the underlying assets have known liquidation periods and for CHF 241 million, the timing of liquidation is unknown.
2 CHF 304 million of the redeemable on demand with a notice period of primarily less than 30 days.
3 CHF 190 million of the underlying assets have known liquidation periods and for CHF 374 million, the timing of liquidation is unknown.
4
CHF 540 million of the redeemable on demand with a notice period of primarily less than 30 days. CHF 4 million of the investment funds had restrictions on redemptions, which have a redemption restriction of less than 1 year.

Assets and liabilities measured at fair value on a nonrecurring basis
end of 2021	Level 1	Level 2	Level 3	Total
Assets (CHF million)
Other investments	0	0	152	152
of which equity method investments	0	0	118	118
of which equity securities (without a readily determinable fair value)	0	0	21	21
Net loans	0	12	5	17
Other assets	0	29	110	139
of which loans held-for-sale	0	28	45	73
of which premises, equipment and right-of-use assets	0	1	60	61
Total assets recorded at fair value on a nonrecurring basis	0	41	267	308
Liabilities (CHF million)
Other liabilities	0	0	21	21
of which commitments held-for-sale	0	0	21	21
Total liabilities recorded at fair value on a nonrecurring basis	0	0	21	21

end of 2020
Assets (CHF million)
Other investments	0	217	326	543
of which equity method investments	0	0	303	303
of which equity securities (without a readily determinable fair value)	0	217	10	227
Net loans	0	67	4	71
Other assets	0	104	97	201
of which loans held-for-sale	0	97	39	136
of which premises, equipment and right-of-use assets	0	4	54	58
Total assets recorded at fair value on a nonrecurring basis	0	388	427	815
Liabilities (CHF million)
Other liabilities	0	0	14	14
of which commitments held-for-sale	0	0	14	14
Total liabilities recorded at fair value on a nonrecurring basis	0	0	14	14
> Refer to “Note 36 – Financial instruments” in VI – Consolidated financial statements – Credit Suisse Group for quantitative information about level 3 assets and liabilities measured at fair value on a nonrecurring basis.
Difference between the aggregate fair value and unpaid principal balances of fair value option-elected financial instruments
	2021			2020
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	68,623	68,565	58	57,994	57,895	99
Loans	10,243	11,035	(792)	11,408	12,079	(671)
Other assets [1]	8,624	10,777	(2,153)	7,834	10,090	(2,256)
Due to banks and customer deposits	(493)	(442)	(51)	(578)	(489)	(89)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,307)	(13,306)	(1)	(13,688)	(13,672)	(16)
Short-term borrowings	(10,690)	(10,996)	306	(10,740)	(10,632)	(108)
Long-term debt [2]	(67,788)	(70,946)	3,158	(70,243)	(73,175)	2,932
Other liabilities	(1,170)	(1,403)	233	(616)	(1,569)	953

Non-performing and non-interest-earning loans [3]	843	2,657	(1,814)	543	3,364	(2,821)
1 Primarily loans held-for-sale.
2
Long-term debt includes both principal-protected and non-principal protected instruments. For non-principal-protected instruments, the original notional amount has been reported in the aggregate unpaid principal.

3 Included in loans or other assets.
Gains and losses on financial instruments
	2021		2020		2019
in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	24	[1]	15	[1]	29	[1]
of which related to credit risk	2		0		11
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	638	[1]	1,198	[1]	2,696	[1]
Other investments	304	[2]	397	[2]	268	[3]
of which related to credit risk	2		1		2
Loans	443	[1]	510	[1]	908	[1]
of which related to credit risk	(13)		(181)		26
Other assets	519	[1]	489	[1]	892	[1]
of which related to credit risk	133		(106)		111
Due to banks and customer deposits	(22)	[3]	(10)	[3]	(29)	[3]
of which related to credit risk	0		0		1
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(43)	[1]	(58)	[1]	(612)	[1]
Short-term borrowings	98	[3]	(687)	[3]	(50)	[3]
of which related to credit risk	2		0		8
Long-term debt	(2,644)	[3]	(2,349)	[3]	(7,950)	[3]
of which related to credit risk	0		11		(5)
Other liabilities	171	[3]	(20)	[3]	92	[2]
of which related to credit risk	71		(15)		50
1 Primarily recognized in net interest income.
2 Primarily recognized in other revenues.
3 Primarily recognized in trading revenues.
Gains/(losses) attributable to changes in instrument-specific credit risk
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2021	Cumulative	2020		2021	2020
Financial instruments (CHF million)
Customer deposits	14	(62)	(9)		0	0
Short-term borrowings	19	(51)	(13)		0	1
Long-term debt	263	(2,087)	24		103	155
of which treasury debt over two years	(134)	(859)	188		0	0
of which structured notes over two years	361	(1,142)	(177)		103	155
Total	296	(2,200)	2		103	156
1 Amounts are reflected gross of tax.
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2021 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,283	0	35,283	0	35,283
Loans	286,438	0	281,195	13,722	294,917
Other financial assets [1]	179,217	163,307	15,457	494	179,258
Financial liabilities
Due to banks and customer deposits	408,624	244,155	164,475	0	408,630
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	22,061	0	22,061	0	22,061
Short-term borrowings	14,646	0	14,646	0	14,646
Long-term debt	92,908	0	93,597	1,702	95,299
Other financial liabilities [2]	12,542	0	12,105	441	12,546
2020 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	34,282	0	34,282	0	34,282
Loans	285,570	0	281,097	14,534	295,631
Other financial assets [1]	154,441	137,763	16,399	302	154,464
Financial liabilities
Due to banks and customer deposits	403,704	235,477	168,262	0	403,739
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,399	0	23,399	0	23,399
Short-term borrowings	10,568	0	10,569	0	10,569
Long-term debt	90,035	0	90,716	2,317	93,033
Other financial liabilities [2]	16,131	0	15,694	403	16,097
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes cash collateral on derivative instruments and interest and fee payables.